SCHEDULE OF MOVEMENT OF PROVISION FOR CREDIT LOSSES (Details) - CNY (¥) ¥ in Thousands		9 Months Ended	12 Months Ended
		Dec. 31, 2024	Dec. 31, 2025	Mar. 31, 2024
Receivables [Abstract]
Beginning balance of the period		¥ (7,995)	¥ (7,710)	¥ (10,337)
Reversal of credit losses		285	463	1,719
Payments from the borrowers or other recoveries				623
Write-offs	[1]		7,247
Ending balance of the period		¥ (7,710)		¥ (7,995)

[1]	In light of the low receivables collection rate recorded in prior years, the Group fully wrote off loans recognized as a result of payments under the guarantees.